Restatement of Previously Issued Audited and Unaudited Consolidated Financial Statements	12 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Audited And Unaudited Consolidated Financial Statements [Abstract]
Restatement of Previously Issued Audited and Unaudited Consolidated Financial Statements

Note 21 — Restatement of Previously Issued Audited and Unaudited Consolidated Financial Statements

On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused in part on provisions in warrant agreements that provide for potential changes to the settlement amounts dependent upon the characteristics of the warrant holder and because the holder of a warrant is not an input into the pricing of a fixed-for-fixed option on equity shares, such provision would preclude the warrant from being classified in equity and thus the warrant should be classified as a liability. As a result of the SEC Statement, the Company reevaluated the accounting treatment of the Public Warrants and Private Warrants issued in connection with the IPO of PAAC (see Note 13) and recorded in equity to the Company’s consolidated balance sheet as a result of the merger and reverse recapitalization occurring on June 16, 2020. Because the Company’s Public Warrants and Private Warrants contain provisions whereby the settlement amount varies depending upon the characteristics of the warrant holder, the Public Warrants and Private Warrants should have been recorded at fair value as a liability in the Company’s consolidated balance sheet.

Accordingly, due to this restatement, the Public Warrants and Private Warrants are now classified as a liability at fair value on the Company’s consolidated balance sheet at December 31, 2020, and the change in the fair value of such liability in each period is recognized as a gain or loss in the Company’s consolidated statements of operations and comprehensive income (loss). The Public Warrants and Private Warrants are deemed equity instruments for income tax purposes, and accordingly, there is no tax accounting relating to changes in the fair value of the Warrants recognized.

When presenting diluted earnings (loss) per share in the Company’s Form 20-F/A for the year ended December 31, 2020 and the six months ended June 30, 2020, the shares issuable under the Public Warrants and Private Warrants were excluded in the diluted share count in accordance with U.S. generally accepted accounting principles (“GAAP”). Upon exercise, these shares will be included in Class A ordinary shares in the Company’s basic EPS share count from the date of issuance. Also, upon exercise, the liability would be extinguished and the fair value of the shares issued in settlement would be recorded as an increase in equity. The material terms of the SPAC Warrants are more fully described in Note 20 — SPAC Warrants. In addition, disclosures and amounts were restated in Note 1 — Organization and Principal Activities, Note 2 — Significant Accounting Policies, Note 5 — Fair Value, and Note 13 — Stockholders’ Equity.

The impact of this correction to the applicable reporting periods for the financial statement line items impacted is as follows:

	For the Year Ended December 31, 2020
	As Previously Reported	Restatement Impact	As Restated
Consolidated Statements of Operations and Comprehensive Income (Loss):
Change in fair value of warrant liabilities	$—	$777,266	$777,266
(Loss) income before income taxes	$(3,351,409)	$777,266	$(2,574,143)
Net (loss) income	$(3,352,725)	$777,266	$(2,575,459)
Comprehensive income (loss)	$(3,332,238)	$777,266	$(2,554,972)

(Loss) earnings per share for both Class A and Class B – basic and diluted:
Basic and diluted	$(0.33)	$0.08	$(0.25)
	As of December 31, 2020
	As Previously Reported	Restatement Impact	As Restated
Consolidated Balance Sheets:
Warrant liabilities	$—	$1,469,821	$1,469,821
Total current liabilities	$11,318,364	$1,469,821	$12,788,185
Total liabilities	$12,134,370	$1,469,821	$13,604,191
Additional paid-in-capital	$14,516,848	$(2,247,087)	$12,269,761
Accumulated deficit	$(3,729,628)	$777,266	$(2,952,362)
Total stockholders’ equity	$10,771,699	$(1,469,821)	$9,301,878
	For the Year Ended December 31, 2020
	As Previously Reported	Restatement Impact	As Restated
Consolidated Statements of Cash Flow
Cash Flows from Operating Activities
Net (loss) income	$(3,352,725)	$777,266	$(2,575,459)
Change in fair value of warrant liabilities	$—	$(777,266)	$(777,266)

These errors had a non-cash impact, as such, the statement of cash flows for the year ended December 31, 2020 reflects an adjustment to net income (loss) and a corresponding adjustment for the (gain) loss on the change in fair value of warrant liabilities.

Restatement of Previously Issued Unaudited Condensed Consolidated Financial Statements

In lieu of filing amended 6-K, the following tables present the impact of the restatement on the Company’s unaudited condensed consolidated balance sheet and the unaudited condensed consolidated statements of operations that were included in the 6-K filed on August 21, 2020 for the quarters ended June 30, 2020. The amounts as previously reported were derived from the Company’s 6-K filed on August 21, 2020:

	For the Six Months Ended June 30, 2020
	As Previously Reported	Restatement Impact	As Restated
Consolidated Statements of Operations and Comprehensive Income:
Change in fair value of warrant liabilities	$—	$414,440	$414,440
Income before income taxes	$2,377,198	$414,440	$2,791,638
Net income	$2,373,877	$414,440	$2,788,317
Comprehensive income	$2,394,437	$414,440	$2,808,877
Earnings per share for both Class A and Class B – basic and diluted :
Basic and diluted	$0.32	$0.05	$0.37
	As of June 30, 2020
	As Previously Reported	Restatement Impact	As Restated
Consolidated Balance Sheets:
Warrant liabilities	$—	$1,832,647	$1,832,647
Total current liabilities	$5,439,512	$1,832,647	$7,272,159
Total liabilities	$5,439,512	$1,832,647	$7,272,159
Additional paid-in-capital	$7,649,772	$(2,247,087)	$5,402,685
Accumulated deficit	$1,996,974	$414,440	$2,411,414
Total equity	$9,631,091	$(1,832,647)	$7,798,444
	For the Six Months Ended June 30, 2020
	As Previously Reported	Restatement Impact	As Restated
Consolidated Statements of Cash Flow
Cash Flows from Operating Activities
Net income	$2,373,877	$414,440	$2,788,317
Change in fair value of warrant liabilities	$—	$(414,440)	$(414,440)